Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 93.0%
Aerospace & Defense - 2.5%
Huntington Ingalls Industries, Inc.	153,800	$ 35,323,246

Air Freight & Logistics - 1.5%
FedEx Corp.	77,600	20,948,120

Banks - 1.2%
First Citizens BancShares, Inc., Class A	11,545	16,524,359

Building Products - 0.7%
Builders FirstSource, Inc. (A)	71,000	10,254,530

Chemicals - 3.1%
Mosaic Co.	492,200	20,062,072
Olin Corp.	408,900	23,585,352

		43,647,424

Consumer Finance - 1.2%
Ally Financial, Inc.	570,039	17,408,991

Consumer Staples Distribution & Retail - 1.5%
Dollar Tree, Inc. (A)	133,500	20,603,055

Containers & Packaging - 1.3%
Graphic Packaging Holding Co.	725,700	17,561,940

Distributors - 1.6%
LKQ Corp.	395,800	21,685,882

Diversified Telecommunication Services - 2.3%
GCI Liberty, Inc. (A) (B)	293,004	0
Liberty Global PLC, Class A (A)	1,766,926	32,811,816

		32,811,816

Electric Utilities - 5.5%
Evergy, Inc.	523,700	31,406,289
Exelon Corp.	415,000	17,371,900
OGE Energy Corp.	773,142	27,949,083

		76,727,272

Electronic Equipment, Instruments & Components - 2.3%
Flex Ltd. (A)	500,600	13,696,416
Vontier Corp.	576,438	17,829,227

		31,525,643

Entertainment - 1.3%
Warner Bros Discovery, Inc. (A)	1,399,000	18,284,930

Financial Services - 4.5%
Fidelity National Information Services, Inc.	190,100	11,478,238
FleetCor Technologies, Inc. (A)	100,200	24,940,782
Global Payments, Inc.	244,500	26,956,125

		63,375,145

Food Products - 2.9%
Post Holdings, Inc. (A)	297,000	25,334,100
Tyson Foods, Inc., Class A	285,500	15,908,060

		41,242,160

Gas Utilities - 0.6%
National Fuel Gas Co.	161,800	8,593,198

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.5%
Koninklijke Philips NV (A) (C)	995,666	$ 20,620,243

Health Care Providers & Services - 5.3%
AmerisourceBergen Corp.	142,956	26,718,477
Centene Corp. (A)	378,100	25,744,829
Laboratory Corp. of America Holdings	98,838	21,144,413

		73,607,719

Independent Power & Renewable Electricity Producers - 1.8%
Vistra Corp.	885,800	24,855,548

Insurance - 10.0%
Allstate Corp.	238,649	26,890,969
Arch Capital Group Ltd. (A)	255,239	19,829,518
Fidelity National Financial, Inc.	506,122	19,824,799
Loews Corp.	155,398	9,735,685
Markel Group, Inc. (A)	19,588	28,396,919
Old Republic International Corp.	502,400	13,851,168
Willis Towers Watson PLC	98,600	20,837,138

		139,366,196

Interactive Media & Services - 1.7%
IAC, Inc. (A)	346,265	24,100,044

Life Sciences Tools & Services - 2.5%
Bio-Rad Laboratories, Inc., Class A (A)	79,400	32,185,584
Fortrea Holdings, Inc. (A)	105,738	3,379,387

		35,564,971

Machinery - 0.9%
CNH Industrial NV	850,368	12,211,284

Media - 8.7%
Altice USA, Inc., Class A (A)	2,321,090	7,868,495
DISH Network Corp., Class A (A)	1,325,343	10,509,970
Fox Corp., Class A	576,600	19,287,270
Liberty Broadband Corp., Class C (A)	353,470	31,504,781
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	907,840	28,896,547
News Corp., Class A	1,191,100	23,607,602

		121,674,665

Metals & Mining - 1.3%
U.S. Steel Corp.	703,100	17,929,050

Multi-Utilities - 6.0%
CenterPoint Energy, Inc.	695,102	20,915,619
Dominion Energy, Inc.	590,700	31,631,985
NiSource, Inc.	1,129,100	31,434,144

		83,981,748

Office REITs - 1.4%
JBG SMITH Properties	1,203,500	20,134,555

Oil, Gas & Consumable Fuels - 7.9%
Chesapeake Energy Corp.	205,900	17,365,606
Diamondback Energy, Inc.	86,700	12,772,644
EQT Corp.	268,900	11,342,202
HF Sinclair Corp.	331,900	17,288,671
Kinder Morgan, Inc.	1,349,200	23,894,332
Williams Cos., Inc.	822,300	28,328,235

		110,991,690

Paper & Forest Products - 1.2%
Louisiana-Pacific Corp.	217,500	16,558,275

Transamerica Funds	Page 1

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 3.1%
Catalent, Inc. (A)	169,300	$ 8,214,436
Organon & Co.	429,900	9,449,202
Perrigo Co. PLC	685,300	25,109,392

		42,773,030

Professional Services - 1.3%
Clarivate PLC (A) (C)	1,885,300	17,929,203

Specialized REITs - 1.2%
Gaming & Leisure Properties, Inc.	357,875	16,984,748

Specialty Retail - 1.4%
Advance Auto Parts, Inc.	100,100	7,446,439
Ross Stores, Inc.	99,800	11,441,072

		18,887,511

Technology Hardware, Storage & Peripherals - 1.8%
Hewlett Packard Enterprise Co.	410,000	7,125,800
Western Digital Corp. (A)	409,600	17,432,576

		24,558,376

Total Common Stocks (Cost $1,112,863,860)		1,299,246,567

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (D)	4,619,516	4,619,516

Total Other Investment Company (Cost $4,619,516)		4,619,516

	Principal	Value
REPURCHASE AGREEMENT - 6.5%
Fixed Income Clearing Corp., 2.50% (D), dated 07/31/2023, to be repurchased at $91,512,732 on 08/01/2023. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $93,336,514.	$ 91,506,377	91,506,377

Total Repurchase Agreement (Cost $91,506,377)		91,506,377

Total Investments (Cost $1,208,989,753)		1,395,372,460
Net Other Assets (Liabilities) - 0.2%		2,104,357

Net Assets - 100.0%		$ 1,397,476,817

Transamerica Funds	Page 2

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,299,246,567	$—	$—	$1,299,246,567
Other Investment Company	4,619,516	—	—	4,619,516
Repurchase Agreement	—	91,506,377	—	91,506,377

Total Investments	$1,303,866,083	$91,506,377	$—	$1,395,372,460

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Security deemed worthless.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $30,704,443, collateralized by cash collateral of $4,619,516 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $26,876,112. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at July 31, 2023.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 3

Transamerica Mid Cap Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Mid Cap Value Opportunities (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4